FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY



Investment Company Act File Number           811-21576

Exact Name of registrant as                  Stock Dividend Fund, Inc.
      Specified in charter

Address of principal executive office        8150 N. Central Expwy
							   Suite #M1120
                                             Dallas, Texas 75206

Name and address of agent for service        Laura S. Adams
                                             8150 N. Central Expwy
							   Suite #M1120
                                             Dallas, Texas 75206

Registrants telephone number, inc. area code 214-360-7418

Date of fiscal year end:                     12/31

Date of reporting period:                    03/31/16






























Item 1.  Schedule of Investments

STOCK DIVIDEND FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited)
MARCH 31, 2016

DESCRIPTION                                 SHARES      MARKET VALUE
-----------                                 ------           -------

COMMON STOCKS ? 99.03%

Industrial Inorganic Chemicals-3.57%
   Olin				  52,846            917,935

Petroleum Refining-4.84%
   Valero Energy Corp                       19,389          1,243,610

Semi Conductors and Related Devices-4.44%
   Intel Corp			 35,281          1,141,340

Mining Machinery-4.91%
   Joy Global Inc			 78,509          1,261,640

Telephone Communications, Except
Radiotelephone-6.64%
   Verizon                                  31,521          1,704,656

Computer and Office Equipment-10.32%
   Hewlett Packard                          59,853            737,389
   Hewlett Packard Enterprise               59,853          1,061,194
   IBM                                       5,637            853,724
 --------
                                                            1,591,113

Leather and Leather Products-5.55%
   Coach, Inc.		 35,541          1,424,839

Electric Services-10.69%
   Exelon				  36,638          1,313,839
   Entergy Corp			  18,055          1,431,400
				   --------
                                                            2,745,239

Construction Machinery and Equipment-6.10%
   Caterpillar Inc.		  20,469		1,566,697

National Commercial Banks-4.39%
   Bank of America                          83,333          1,126,662

Engines & Turbines-4.63
   Cummings Inc.                            10,805          1,187,902



- Continued -

STOCK DIVIDEND FUND, INC.
SCHEDULE OF INVESTMENTS, continued
(Unaudited)
MARCH 31, 2016

DESCRIPTION                                 SHARES      MARKET VALUE
-----------                                 ------      ------------

Crude Petroleum and Natural Gas-19.19%
   Occidental Petroleum Corp                17,763          1,215,522
   Chevron Corp		  14,646          1,397,228
   ConocoPhillips                           29,370          1,182,730
   Murphy Oil Corp                          45,018          1,134,003
                                                             --------
                                                            4,929,483

Electronic and other Electrical Equipment-3.37%
   Emerson Electric                         15,873            863,174

Variety Stores-5.05%
WalMart                                     18,917          1,295,625

Telephone Communications-5.34%
   AT&T                                     35,041          1,372,556


   Total common stocks (cost $22,862,228)               $  25,433,665
				   --------





























STOCK DIVIDEND FUND, INC.
SCHEDULE OF INVESTMENTS, continued
(Unaudited)
MARCH 31, 2016


SHORT-TERM INVESTMENTS ? 0.91%
   Schwab  Money Fund-Bears interest at approx 0.01%
                  	(cost $ 233,463)                     233,463
                                                            --------

   Total short-term investments (cost $ 233,463)             233,463
                                                            --------

Total investment securities ? 99.94%  (cost$23,095,691)   25,667,128

Other assets less liabilities ? 0.06%                         16,513
                                                            --------

Net assets - 100.00%                                   $  25,683,642
                                                        ============




The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS
157). In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.











Level 1 - quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of March 31, 2016:

                                    Investments          Other
                                    in                   Financial
      Level                         Securities           Instruments *
      -----                         ----------           -----------
      Level 1                       $25,667,128          $          0
      Level 2                                 0                     0
      Level 3                                 0                     0
                                    -----------          ------------
      Total                         $25,667,128          $          0
                                    ===========          ============

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.






















THIS IS AN UNAUDITED STATEMENT
See accompanying notes to these financial statements.

NOTES TO FINANCIAL STATEMENTS

Investment Transactions ? Purchases and Sales of investment securities (excluding money market funds) for the three months ended March 31, 2016 were $998,263 and $873,474, respectively. At the end of the period, net unrealized appreciation for Federal Income tax purposes aggregated $2,571,437, of which $4,208,836 related to unrealized appreciation of securities and ($1,637,399) related to unrealized depreciation of securities. The cost of investments at March 31, 2016 for Federal Income tax purposes was $22,862,228, excluding short term investments.


Item 2.  Controls and Procedures


a)	Laura S. Adams is the President and Treasurer of the Fund and has
concluded that the Registrant?s disclosure controls and procedures(as defined in Rule 30a-3(c) under the Investment
Company Act of 1940 are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 15d-15(b) under the
Securities Exchange Act of 1934, as amended.

b)	There were no changes in the Registrant?s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 that occurred during the Registrant?s last fiscal half-year that has materially affected, or is reasonably likely to material affect, the Registrant?s internal control over financial reporting.






















Item 3.  Exhibits


Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company act of 1940 are filed herewith.


SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                            Stock Dividend Fund, Inc.

                                             By /s/ Laura S. Adams
                                         -------------------------
                                                    Laura S. Adams
                                                    President

Date:  5/2/2016






Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                            Stock Dividend Fund, Inc.

                                             By /s/ Laura S. Adams
                                          -------------------------
                                                    Laura S. Adams
                                                    Treasurer

Date:  5/2/2016